Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.41%
Alabama: 2.14%
Health revenue: 0.24%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1	1.85%	11-15-2046	$ 5,395,000	$ 5,388,611
Housing revenue: 0.43%
Alabama HFA MFHR South Oak Residences Series A	1.25	12-1-2025	10,000,000	9,442,749
Industrial development revenue: 0.16%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,537,661
Utilities revenue: 1.31%
Black Belt Energy Gas District Alabama Gas Project #6 Series B	4.00	10-1-2052	6,500,000	6,331,107
Black Belt Energy Gas District Gas Supply Project Series A	4.00	12-1-2048	2,000,000	1,996,339
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	8,660,000	8,544,335
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	12,150,000	12,118,959
				28,990,740
				47,359,761
Alaska: 0.38%
Health revenue: 0.25%
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,517,916
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,607,029
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,335,414
				5,460,359
Utilities revenue: 0.13%
Alaska IDA & Export Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00	1-1-2023	2,835,000	2,842,296
				8,302,655
Arizona: 2.48%
Education revenue: 0.66%
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds Speed Series C	5.00	8-1-2023	1,000,000	1,015,106
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds Speed Series C	5.00	8-1-2025	600,000	629,080
Arizona IDA Education Revenue Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	995,000	953,373
Arizona IDA Education Revenue Jerome Facility Project Series B	4.00	7-1-2034	230,000	204,798
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2029	160,000	161,983
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2030	190,000	192,085
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00%	7-1-2031	$ 200,000	$ 201,607
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2032	210,000	211,189
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2033	220,000	220,849
Arizona IDA Education Revenue Leman Academy of Excellence Incorporated Parker Colorado Campus Project Series A 144A	4.50	7-1-2029	765,000	721,097
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	605,000	598,473
Pima County AZ IDA Education Revenue Refunding Bonds 144A	4.00	6-15-2026	2,585,000	2,485,915
Pima County AZ IDA Education Revenue Refunding Bonds 144A	4.00	6-15-2028	2,785,000	2,608,778
Pima County AZ IDA Education Revenue Refunding Bonds American Leadership Project 144A	4.00	6-15-2024	2,140,000	2,105,462
Pima County AZ IDA Education Revenue Refunding Bonds Facility Edkey Charter 144A	3.50	7-1-2025	1,985,000	1,920,832
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	415,000	417,455
				14,648,082
Health revenue: 0.73%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap ) ø	2.71	1-1-2046	5,000,000	4,942,186
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,123,945
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,420,000	3,118,006
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	3.03	1-1-2035	5,485,000	5,454,317
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2022	205,000	204,754
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2023	215,000	212,835
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2024	220,000	215,759
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2025	270,000	262,187
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2026	245,000	235,446
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2027	350,000	331,190
				16,100,625
Industrial development revenue: 0.53%
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	11,645,000	11,791,537
Miscellaneous revenue: 0.56%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,327,874
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,193,637
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,282,014
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,066,305
Navajo Nation Series A 144A	4.00	12-1-2022	3,235,000	3,236,314
Navajo Nation Series A 144A	5.00	12-1-2025	4,110,000	4,215,364
				12,321,508
				54,861,752
See accompanying notes to portfolio of investments

2  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.08%
Tax revenue: 0.08%
Bentonville AR Sales & Use Tax Refunding and Improvement Bonds Series 2021B	1.05%	11-1-2046	$ 1,550,000	$ 1,488,026
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2029	230,000	235,558
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2030	125,000	127,218
				1,850,802
California: 2.51%
Airport revenue: 0.14%
Port of Oakland AMT Series H	5.00	5-1-2024	225,000	231,193
Port of Oakland AMT Series H	5.00	5-1-2024	2,875,000	2,935,464
				3,166,657
Education revenue: 0.49%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	525,000	509,858
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	243,733
The Regents of the University of California Series 2013AI	5.00	5-15-2033	10,000,000	10,108,623
				10,862,214
Health revenue: 0.85%
California CDA Health Facilities Catholic Series D (AGM Insured) €	2.00	7-1-2041	8,700,000	8,700,000
California CDA Health Facilities Catholic Series E (AGM Insured) €	2.39	7-1-2040	7,525,000	7,525,000
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2026	415,000	411,013
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2027	400,000	391,460
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series A 144A	5.00	11-15-2036	1,000,000	897,704
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series B2 144A	2.38	11-15-2028	1,000,000	868,923
				18,794,100
Housing revenue: 0.17%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	1,434,924	1,364,913
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2024	500,000	510,043
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2025	400,000	411,651
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2026	400,000	415,030
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2027	500,000	522,577
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2028	400,000	420,918
				3,645,132
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.09%
California Infrastructure and Economic Development Bank J Paul Getty Trust Series 2021-B2	3.00%	10-1-2047	$ 1,000,000	$ 987,720
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2024	310,000	311,197
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2026	350,000	352,053
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XG0318 (Deutsche Bank LIQ) 144Aø	2.52	6-15-2055	391,000	391,000
				2,041,970
Tax revenue: 0.06%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,304,223
Transportation revenue: 0.71%
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	2.91	4-1-2056	2,000,000	1,967,220
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	2.76	4-1-2056	14,000,000	13,577,724
				15,544,944
				55,359,240
Colorado: 1.02%
Airport revenue: 0.24%
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2030	5,000,000	5,256,156
Education revenue: 0.28%
Colorado ECFA Charter School New Summit Charter 144A	4.00	7-1-2031	310,000	279,851
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	325,000	333,578
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR +0.50%) ±	2.22	2-1-2023	5,595,000	5,591,332
				6,204,761
GO revenue: 0.15%
Aviation Station North Metropolitan District #2 Colorado Improvement & Refunding Bonds Limited Tax Series A	4.00	12-1-2029	500,000	459,423
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,035,756
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	634,516
Peak Metropolitan District #1 Colorado Limited Tax Series A 144A	4.00	12-1-2035	500,000	414,677
Sterling Ranch Community Authority Board Colorado Supported Revenue Refunding Bonds and Improvement Limited Tax District #2	3.38	12-1-2030	500,000	429,987
Thompson Crossing Metropolitan District #4 Colorado Improvement & Refunding Bonds Limited Tax	3.50	12-1-2029	515,000	449,652
				3,424,011
Health revenue: 0.14%
Colorado Health Facilities Authority Hospital CommonSpirit Health Series B-2	5.00	8-1-2049	3,000,000	3,076,451
See accompanying notes to portfolio of investments

4  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.07%
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity Bond	4.00%	12-31-2024	$ 1,610,000	$ 1,612,786
Tax revenue: 0.10%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00	12-1-2022	1,940,000	1,941,290
Pueblo CO Urban Renewal Authority Evraz Project Series B 144A¤	0.00	12-1-2025	200,000	165,479
				2,106,769
Transportation revenue: 0.04%
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	800,000	812,568
				22,493,502
Connecticut: 2.44%
Education revenue: 0.25%
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	574,826
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	429,046
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	527,800
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,407,782
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2025	480,000	504,306
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	385,000	409,939
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	984,271
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	125,000	133,097
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	527,245
				5,498,312
GO revenue: 0.39%
Bridgeport CT Series A	5.00	6-1-2026	1,220,000	1,284,620
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,515,436
Bridgeport CT Series A	5.00	6-1-2028	1,605,000	1,718,028
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,521,464
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,663,899
				8,703,447
Health revenue: 0.40%
Connecticut HEFA Revenue Hartford Healthcare Series B-2	5.00	7-1-2053	7,800,000	8,180,350
Connecticut HEFA Revenue McLean Affiliates Incorporated Series B-2 144A	2.75	1-1-2026	650,000	616,018
				8,796,368
Tax revenue: 1.40%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	17,125,000	17,877,846
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00%	10-1-2030	$ 3,000,000	$ 3,240,037
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2031	9,000,000	9,684,384
				30,802,267
				53,800,394
Delaware: 0.04%
Education revenue: 0.04%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	945,000	970,934
District of Columbia: 0.54%
Airport revenue: 0.28%
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	6,000,000	6,206,324
Education revenue: 0.09%
District of Columbia Revenue Two Rivers Public Charter School Incorporated	3.00	6-1-2030	1,100,000	966,511
District of Columbia Revenue Two Rivers Public Charter School Incorporated	4.00	6-1-2030	1,000,000	949,183
				1,915,694
Water & sewer revenue: 0.17%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	4,000,000	3,880,979
				12,002,997
Florida: 3.41%
Airport revenue: 0.81%
Broward County FL Port Facilities Revenue Refunding Bonds Series C	5.00	9-1-2027	2,330,000	2,504,389
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2029	11,000,000	11,169,349
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2030	1,325,000	1,341,568
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,416,501
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,534,117
				17,965,924
Education revenue: 0.50%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	955,000	920,161
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2019A 144A	4.00	6-15-2029	2,255,000	2,080,590
Capital Trust Agency Educational Facilities Renaissance Imagine School at Land O' Lakes 144A	3.00	12-15-2029	420,000	366,938
Florida Development Finance Corporation Educational Facilities Revenue Jacksonville Series 2022 144A	5.25	6-15-2029	2,200,000	2,108,718
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporated 144A	4.00	9-15-2030	470,000	430,490
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	663,370
See accompanying notes to portfolio of investments

6  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00%	10-1-2028	$ 1,050,000	$ 1,073,136
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,022,717
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	400,000	400,294
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2029	420,000	405,660
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2030	870,000	831,059
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2031	660,000	622,330
				10,925,463
Health revenue: 0.31%
Florida Development Finance Corporation Senior Living Revenue Mayflower Retirement Community 144A	1.75	6-1-2026	510,000	453,463
Jacksonville FL HCFR Baptist Health Series D ø	2.48	8-1-2036	5,000,000	5,000,000
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2029	225,000	203,775
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2030	200,000	178,208
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2031	205,000	179,905
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2036	1,000,000	817,271
				6,832,622
Housing revenue: 0.23%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25	5-1-2024	4,000,000	3,945,525
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,202,134
				5,147,659
Industrial development revenue: 0.17%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B	2.00	11-1-2033	825,000	794,169
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	1,500,000	1,163,357
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	5-1-2029	2,000,000	1,898,798
				3,856,324
Miscellaneous revenue: 0.15%
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2024	1,000,000	976,573
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2025	350,000	336,559
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	905,000	910,188
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Florida Village Community Development District #13 Special Assessment Bonds	2.63%	5-1-2024	$ 250,000	$ 242,253
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	810,000	815,726
				3,281,299
Resource recovery revenue: 0.21%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.25	8-1-2029	5,000,000	4,701,353
Transportation revenue: 0.07%
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	972,964
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	464,175
				1,437,139
Water & sewer revenue: 0.96%
Charlotte County FL IDA 144A	4.00	10-1-2041	1,250,000	941,572
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2029	1,055,000	1,155,401
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2030	1,760,000	1,939,088
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2031	1,980,000	2,186,740
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2032	2,080,000	2,282,774
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	12,000,000	12,617,315
				21,122,890
				75,270,673
Georgia: 6.19%
Health revenue: 0.13%
Fulton County GA Residential Care Facilities Elderly Authority Revenue Entrance Fee Canterbury Court 144A	2.25	10-1-2028	3,665,000	2,970,451
Industrial development revenue: 0.20%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	3.63	1-1-2031	2,000,000	1,686,935
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2036	1,750,000	1,544,668
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,500,000	1,154,494
				4,386,097
Transportation revenue: 0.06%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	1,300,000	1,216,851
See accompanying notes to portfolio of investments

8  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 5.80%
Appling County Development Authority Oglethorpe Power Corporation Hatch Project	1.50%	1-1-2038	$ 2,500,000	$ 2,307,002
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.80	9-1-2029	1,000,000	856,309
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	4,950,000	4,926,849
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	2,922,827
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	14,955,000	14,896,536
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project	1.70	12-1-2049	3,500,000	3,320,475
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,484,903
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2023	625,000	629,551
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2024	350,000	357,981
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2025	400,000	412,578
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2026	600,000	624,921
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2027	700,000	736,482
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2028	850,000	902,865
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2029	1,000,000	1,071,780
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2030	1,100,000	1,187,629
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2031	1,000,000	1,072,330
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2032	1,000,000	1,064,725
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2028	3,000,000	2,864,393
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2029	4,500,000	4,251,290
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144A	4.00	8-1-2052	28,000,000	26,345,743
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	10,100,994
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	6-1-2029	1,630,000	1,637,920
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,235,000	9,918,921
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	5-1-2052	7,265,000	6,885,890
Main Street Natural Gas Incorporated Georgia Gas Project Series C	5.00	6-1-2028	2,500,000	2,517,981
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,644,140
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.47	4-1-2048	4,700,000	4,658,899
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00	1-1-2028	1,035,000	1,090,075
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,054,816
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2030	350,000	373,691
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,169,635
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	313,312
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	421,285
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00%	1-1-2029	$ 400,000	$ 421,827
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,045,966
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	951,089
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,201,028
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,337,580
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,207,002
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,081,121
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,456,420
Tender Option Bond Trust Receipts/Certificates Series 2021-XG0308 (Bank of America NA LIQ) 144Aø	2.52	1-1-2052	4,430,000	4,430,000
				128,156,761
				136,730,160
Guam: 0.19%
Airport revenue: 0.03%
Guam International Airport Authority Revenue Series A %%	5.25	10-1-2029	700,000	690,965
Miscellaneous revenue: 0.09%
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	3.63	2-1-2025	750,000	699,005
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	4.25	2-1-2030	1,355,000	1,248,103
				1,947,108
Tax revenue: 0.07%
Guam Government Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2030	750,000	747,738
Guam Government Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2031	750,000	742,690
				1,490,428
				4,128,501
Hawaii: 0.36%
Health revenue: 0.36%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	2.91	7-1-2039	7,880,000	7,880,000
Illinois: 16.43%
Airport revenue: 2.44%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	3,937,082
See accompanying notes to portfolio of investments

10  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00%	1-1-2026	$ 7,000,000	$ 7,071,864
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	5,925,000	5,974,311
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,126,461
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,356,018
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,672,518
Chicago IL O'Hare International Airport Passenger Facility Charge	4.00	1-1-2029	10,955,000	10,806,860
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,701,443
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,820,000	11,010,208
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	2,450,000	2,507,677
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C %%	5.00	1-1-2031	530,000	554,531
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C %%	5.00	1-1-2032	400,000	416,414
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C %%	5.00	1-1-2033	400,000	414,009
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C %%	5.00	1-1-2034	325,000	334,822
				53,884,218
Education revenue: 0.83%
Illinois Finance Authority Charter School Revenue Series A 144A	4.00	7-1-2031	1,735,000	1,431,712
Illinois Finance Authority Charter School Revenue Series A 144A	5.00	7-1-2041	4,475,000	3,505,033
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series C	5.00	8-1-2028	1,860,000	1,892,267
Southern Illinois University Board of Trustees Housing & Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2028	725,000	724,762
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	707,332
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	838,054
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	595,939
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	518,879
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	4.00	4-1-2030	5,000,000	4,990,237
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	5.00	4-1-2026	3,000,000	3,016,219
				18,220,434
GO revenue: 6.78%
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,039,806
Berwyn IL Series A	5.00	12-1-2029	2,345,000	2,368,156
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2031	2,500,000	2,492,568
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2033	5,300,000	5,263,862
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2034	1,500,000	1,483,754
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2018A (AGM Insured)	5.00%	12-1-2024	$ 3,000,000	$ 3,069,466
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	14,800,000	14,055,277
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	7,720,000	6,390,863
Chicago IL Park District GO Limited Series A	5.00	1-1-2023	800,000	803,091
Chicago IL Park District GO Limited Series A	5.00	1-1-2024	550,000	559,630
Chicago IL Park District GO Limited Series A	5.00	1-1-2025	625,000	637,962
Chicago IL Park District GO Limited Series C	5.00	1-1-2023	1,000,000	1,003,864
Chicago IL Park District GO Limited Series C	5.00	1-1-2024	410,000	417,179
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,180,429
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,237,248
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,315,459
Chicago IL Refunding Bonds Project Series 2003B	5.13	1-1-2027	1,700,000	1,714,504
Chicago IL Refunding Bonds Project Series 2003B	5.50	1-1-2032	1,145,000	1,150,079
Chicago IL Refunding Bonds Project Series 2015C	5.00	1-1-2023	765,000	768,348
Chicago IL Series A	5.00	1-1-2025	2,000,000	2,035,074
Chicago IL Series A	5.00	1-1-2027	8,000,000	8,149,846
Chicago IL Series A	5.00	1-1-2028	6,125,000	6,237,078
Chicago IL Series C	5.00	1-1-2026	970,000	989,267
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	1,735,000	1,742,592
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	2,673,352
Cook County IL Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,132,905
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,172,392
Cook County IL School District #227 Rich Township Refunding Bonds Series 2015	3.00	12-1-2024	965,000	952,921
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,205,132
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,147,500
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,463,181
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2022	1,000,000	1,002,451
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2024	1,000,000	1,032,162
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,044,240
Cook County IL Series 2021A	5.00	11-15-2033	3,850,000	4,052,449
Cook County IL Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,171,766
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,305,323
Decatur IL Macon County GO Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,416,275
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	436,871
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,345,000	2,251,565
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,830,000	2,692,834
Illinois Land Refunding Bonds Series A	5.00	10-1-2026	3,000,000	3,055,243
Illinois Series 2016	5.00	11-1-2025	5,000,000	5,084,532
Illinois Series A	5.00	4-1-2023	3,500,000	3,523,531
See accompanying notes to portfolio of investments

12  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00%	1-1-2028	$ 1,555,000	$ 1,584,889
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,044,075
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,672,207
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,454,582
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,025,735
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	975,894
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,101,638
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,068,783
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,035,686
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	13,171,506
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	8,695,000	7,638,159
				149,695,181
Health revenue: 0.29%
Illinois Finance Authority Revenue Bonds Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,021,070
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2022	390,000	389,666
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	409,711
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,566,680
Illinois Finance Authority Revenue Refunding Bonds Smith Crossing Series 2022	4.00	10-15-2025	295,000	286,472
Illinois Finance Authority Revenue Refunding Bonds Smith Crossing Series 2022	4.00	10-15-2028	670,000	625,857
				6,299,456
Housing revenue: 0.10%
Illinois Housing Development Authority Homeowner Mortgage Series 2016C	2.90	8-1-2031	1,000,000	901,699
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2027	350,000	366,746
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2029	650,000	686,620
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2030	325,000	347,326
				2,302,391
Miscellaneous revenue: 1.24%
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2019B	5.00	12-1-2026	2,000,000	2,046,372
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2019B	5.00	12-1-2027	1,625,000	1,658,936
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project Series 2022 144A	3.20	12-1-2029	325,000	281,749
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project Series 2022 144A	3.29%	12-1-2030	$ 350,000	$ 300,536
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project Series 2022 144A	3.38	12-1-2031	375,000	318,639
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project Series 2022 144A	3.45	12-1-2032	300,000	252,806
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	2,000,000	2,034,145
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	4,929,419
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,019,081
Illinois Series 2017D	5.00	11-1-2022	1,805,000	1,806,969
Illinois Series A	5.00	11-1-2023	8,955,000	9,061,126
Illinois Series A	5.00	12-1-2035	650,000	642,955
				27,352,733
Tax revenue: 3.77%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,410,795
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,527,728
Cook County IL Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,059,428
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2029	675,000	728,871
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,878,085
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,418,114
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	10,289,398
Illinois Regional Transportation Authority Series B	2.05	6-1-2025	5,110,000	5,110,000
Illinois Sales Tax Build Illinois Junior Obligation	5.00	6-15-2025	9,025,000	9,103,985
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2024	515,000	534,914
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2025	8,365,000	8,865,337
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,566,160
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,581,822
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,130,574
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	3,462,182
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,483,202
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,238,840
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported Series 2014	5.00	6-15-2024	4,135,000	4,182,305
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,005,522
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2022	1,390,000	1,378,904
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	1,750,000	1,255,582
Metropolitan Pier & Exposition Authority CAB Prerefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	20,000	19,200
Metropolitan Pier & Exposition Authority CAB Unrefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	1,105,000	1,051,232
Sales Tax Securitization Corporation Second Lien Series 2020A	5.00	1-1-2028	5,000,000	5,253,954
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	4,983,754
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2027	1,000,000	1,044,373
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	852,401
See accompanying notes to portfolio of investments

14  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
St. Charles, Kane & DuPage Counties IL Series 2016	4.00%	1-1-2024	$ 885,000	$ 870,090
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	895,291
				83,182,043
Transportation revenue: 0.59%
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds Series B	5.00	1-1-2029	11,990,000	13,019,391
Water & sewer revenue: 0.39%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,300,546
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	2,636,260
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,778,252
				8,715,058
				362,670,905
Indiana: 2.86%
Education revenue: 0.01%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Kipp Indianapolis Incorporated Project Series A	4.00	7-1-2030	210,000	194,981
Industrial development revenue: 0.80%
Illinois Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Project Series 2013A	5.00	7-1-2044	5,550,000	5,610,587
Indiana Finance Authority Environmental Revenue Bonds Mittal Steel USA Project 2006 (Banco Bilboa Vizcaya LOC) ø	2.60	8-1-2030	6,900,000	6,900,000
Indiana Finance Authority Tax-Exempt Private Activity Bonds Series 2013	5.00	7-1-2048	5,215,000	5,271,930
				17,782,517
Miscellaneous revenue: 1.00%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	636,619
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	523,733
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,085,028
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	7,096,944
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,797,764
Michigan City IN School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,035,050
				22,175,138
Resource recovery revenue: 0.68%
Indiana Finance Authority Economic Development Republic Services Incorporated Project Series A	2.95	5-1-2034	15,000,000	14,989,662
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  15

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.37%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Indianapolis Land Power and Light Company Project Series A øø	0.75%	12-1-2038	$ 3,000,000	$ 2,516,439
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	4,000,000	3,834,994
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012B	3.00	11-1-2030	2,000,000	1,749,817
				8,101,250
				63,243,548
Iowa: 0.90%
Education revenue: 0.12%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,343,258
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,270,375
				2,613,633
GO revenue: 0.41%
Coralville IA Taxable-Annual Appropriation Series 2018B	4.40	5-1-2023	410,000	407,526
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,724,272
				9,131,798
Housing revenue: 0.29%
Iowa Finance Authority Single Family Mortgage Series B (GNMA / FNMA / FHLMC Insured, U.S. Bank NA SPA) ø	2.46	7-1-2047	6,400,000	6,400,000
Water & sewer revenue: 0.08%
Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,727,061
				19,872,492
Kansas: 0.36%
Health revenue: 0.05%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,088,466
Tax revenue: 0.31%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00	12-1-2028	360,000	327,405
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	23,570,000	6,499,993
				6,827,398
				7,915,864
See accompanying notes to portfolio of investments

16  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 3.05%
Education revenue: 0.18%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00%	12-1-2024	$ 2,345,000	$ 2,284,184
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2029	570,000	554,578
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2030	590,000	566,913
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2031	615,000	582,440
				3,988,115
Health revenue: 0.34%
Kentucky EDFA Health System Revenue Norton Healthcare Incorporate Series B (NPFGC Insured) ¤	0.00	10-1-2026	3,000,000	2,537,284
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	945,000	916,117
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2022	1,000,000	1,000,000
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	3,000,000	3,089,455
				7,542,856
Industrial development revenue: 0.11%
Boone County KY Poll Control Duke Energy Kentucky Incorporated Series A	3.70	8-1-2027	2,500,000	2,409,535
Miscellaneous revenue: 0.05%
Kentucky State University Certificate of Participation (BAM Insured)	3.00	11-1-2032	320,000	280,528
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2033	130,000	130,938
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2034	130,000	129,211
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2029	200,000	217,993
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2030	175,000	191,985
				950,655
Utilities revenue: 2.37%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,755,000	3,740,026
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	14,725,000	14,671,750
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	4,775,000	4,744,100
Kentucky Public Energy Authority Gas Supply Series C-1 øø	4.00	2-1-2050	14,960,000	14,555,793
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	2,000,000	1,674,197
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2001A	0.63	9-1-2026	3,250,000	2,714,169
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  17

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2001B	1.35%	11-1-2027	$ 6,200,000	$ 5,232,284
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2016A	1.30	9-1-2044	6,250,000	5,057,733
				52,390,052
				67,281,213
Louisiana: 1.44%
Airport revenue: 0.20%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,022,414
New Orleans LA Aviation Board Gulf Opportunity Zone Customer Facility Charges Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,326,383
New Orleans LA Aviation Board Gulf Opportunity Zone Customer Facility Charges Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,114,672
				4,463,469
Education revenue: 0.07%
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,500,000
Industrial development revenue: 0.65%
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project	2.38	6-1-2037	8,330,000	7,772,760
St. John the Baptist Parish LA Series A	2.20	6-1-2037	7,000,000	6,488,546
				14,261,306
Miscellaneous revenue: 0.14%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,380,000	1,026,892
Louisiana State GO Bonds Series A	5.00	2-1-2027	2,000,000	2,042,738
				3,069,630
Water & sewer revenue: 0.38%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	3,500,000	2,909,656
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	248,913
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	473,790
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2025	510,000	532,658
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2026	350,000	366,698
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2027	600,000	635,432
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2028	400,000	427,958
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2029	600,000	648,116
See accompanying notes to portfolio of investments

18  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New Orleans LA Sewage Service Revenue Series B	5.00%	6-1-2030	$ 600,000	$ 648,234
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2031	1,520,000	1,626,067
				8,517,522
				31,811,927
Maine: 0.04%
Health revenue: 0.04%
Maine HEFA	5.00	7-1-2027	180,000	193,228
Maine HEFA	5.00	7-1-2027	570,000	598,095
				791,323
Maryland: 1.68%
Education revenue: 0.10%
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2029	300,000	309,010
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2031	350,000	359,005
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2033	425,000	432,497
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,005,000	992,220
				2,092,732
Health revenue: 0.08%
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2026	495,000	506,583
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2027	430,000	442,630
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2028	300,000	309,779
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2029	290,000	300,060
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2030	285,000	294,970
				1,854,022
Housing revenue: 0.95%
Maryland CDA Department Housing & Community Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,000,000	5,825,939
Maryland CDA Department of Housing & Community Multifamily Development Overlook Manor Townhouses Series C	3.00	4-1-2024	4,600,000	4,516,510
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,651,918
				20,994,367
Tax revenue: 0.42%
Maryland Department of Transportation Consolidated 3rd Issue	4.00	12-15-2027	9,260,000	9,344,141
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  19

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
Maryland Economic Development Corporation Private Activity Green Bond Purple Line Light Rail Transit Partners LLC Series A-P3	5.00%	11-12-2028	$ 2,750,000	$ 2,824,241
				37,109,503
Massachusetts: 3.26%
Airport revenue: 0.38%
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2031	1,000,000	1,058,649
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2032	1,500,000	1,575,669
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2033	3,000,000	3,126,228
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2034	2,615,000	2,709,971
				8,470,517
Education revenue: 1.07%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	215,000	212,079
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	486,117
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	12,560,000	13,318,245
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2029	340,000	317,392
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2030	355,000	327,044
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2031	370,000	335,702
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	630,000	633,406
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2018B	5.00	7-1-2023	2,460,000	2,486,674
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2026	1,000,000	1,038,364
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2027	1,500,000	1,565,341
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2028	1,250,000	1,317,244
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2029	1,400,000	1,473,199
				23,510,807
Health revenue: 0.90%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	580,000	578,745
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	2.96	7-1-2038	14,870,000	14,836,711
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	153,107
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	164,005
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	180,089
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	309,835
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	330,876
See accompanying notes to portfolio of investments

20  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00%	7-15-2031	$ 350,000	$ 348,162
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	392,907
Massachusetts Development Finance Authority Revenue Bonds Series 2019 T1 (SIFMA Municipal Swap +0.60%) 144A±	3.06	7-1-2049	2,650,000	2,627,219
				19,921,656
Miscellaneous revenue: 0.91%
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	10,063,158
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	10,063,616
				20,126,774
				72,029,754
Michigan: 2.12%
Airport revenue: 0.23%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series 2010C	5.00	12-1-2022	1,000,000	1,002,149
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series 2015F	5.00	12-1-2030	4,000,000	4,075,784
				5,077,933
Education revenue: 0.19%
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2029	405,000	405,421
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2030	405,000	403,971
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2031	400,000	395,303
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2026	840,000	841,786
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2027	585,000	586,157
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2028	535,000	535,996
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2029	590,000	591,312
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2030	400,000	400,778
Michigan Finance Authority Limited Obligation Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	195,000	190,912
				4,351,636
GO revenue: 0.09%
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,035,079
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,016,476
				2,051,555
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  21

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.28%
Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community	2.88%	5-15-2026	$ 1,520,000	$ 1,412,933
Michigan Finance Authority Bronson Healthcare Group Series B & C	3.75	11-15-2049	4,800,000	4,829,642
				6,242,575
Industrial development revenue: 0.09%
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00	10-1-2061	2,000,000	1,924,927
Miscellaneous revenue: 0.60%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	500,000
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,484,919
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	5,685,000	5,649,282
Michigan Finance Authority Revenue Taxable Detroit Financial Recovery	4.60	10-1-2022	335,000	334,992
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	938,576
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,630,659
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	710,000	709,092
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,005,000	1,005,221
				13,252,741
Tax revenue: 0.14%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,028,124
Water & sewer revenue: 0.50%
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,062,593
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,026,393
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2023	3,670,000	3,715,459
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2024	2,130,000	2,187,492
				10,991,937
				46,921,428
Minnesota: 1.20%
Education revenue: 0.53%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	258,767
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	756,955
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2024	545,000	556,737
See accompanying notes to portfolio of investments

22  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00%	10-1-2027	$ 1,035,000	$ 1,081,182
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2029	660,000	693,201
Ramsey MN Charter School Pact Charter School Project Series 2022A	5.00	6-1-2032	6,500,000	6,277,388
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	815,000	814,104
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2031	690,000	618,437
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2041	850,000	665,010
				11,721,781
Health revenue: 0.24%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,455,000	5,349,863
Utilities revenue: 0.43%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds Series 2022 (U.S. SOFR +1.00%)(Royal Bank of Canada LIQ) ±	3.00	12-1-2052	10,000,000	9,334,649
				26,406,293
Mississippi: 0.49%
GO revenue: 0.17%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2029	620,000	621,113
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2030	565,000	563,719
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2031	400,000	395,478
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2032	435,000	418,461
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2024	355,000	364,648
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2025	255,000	264,894
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2026	225,000	236,385
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2027	385,000	408,797
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2028	315,000	337,850
				3,611,345
Health revenue: 0.32%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	5.00	9-1-2044	3,000,000	3,089,832
Mississippi Hospital Equipment & Facilities Authority Revenue North Mississippi Health Services Series LI	5.00	10-1-2040	3,930,000	4,028,496
				7,118,328
				10,729,673
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  23

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 2.91%
Education revenue: 0.37%
Missouri State HEFAR University Health Science	5.00%	10-1-2026	$ 925,000	$ 958,776
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,015,818
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,071,057
Missouri State HEFAR Webster University Project	5.00	4-1-2023	1,050,000	1,052,476
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	2,840,527
Missouri State HEFAR Webster University Project	5.00	4-1-2025	600,000	612,883
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	513,807
				8,065,344
Health revenue: 1.12%
Missouri HEFAR Barnes-Jewish Christian Health System Series C	5.00	5-1-2052	18,000,000	19,065,380
Missouri State HEFAR St. Lukes Health System Incorporated	5.00	11-15-2030	5,425,000	5,643,319
				24,708,699
Housing revenue: 0.38%
Missouri Southern State University Auxiliary Enterprise Revenue System	3.00	10-1-2026	720,000	660,631
Missouri Southern State University Auxiliary Enterprise Revenue System	4.00	10-1-2031	1,000,000	892,737
Port Authority of Kansas City MO MFHR Bonds Series 2022A (Department of Housing and Urban Development Insured)	1.50	5-1-2024	7,000,000	6,908,675
				8,462,043
Miscellaneous revenue: 0.82%
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,119,463
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,083,580
Missouri Public Utilities Commission Interim Construction Notes Series 2022	0.75	8-1-2023	10,000,000	9,697,446
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,010,556
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,013,293
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,119,363
				18,043,701
Tax revenue: 0.10%
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	349,722
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	741,172
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.63	10-1-2033	345,000	339,881
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	915,000	885,559
				2,316,334
See accompanying notes to portfolio of investments

24  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.12%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00%	1-1-2023	$ 805,000	$ 808,699
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	841,073
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	746,580
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	297,081
				2,693,433
				64,289,554
Nebraska: 0.51%
Airport revenue: 0.04%
Lincoln NE Airport Authority	5.00	7-1-2029	835,000	901,096
Education revenue: 0.10%
Douglas County NE Educational Facilities Creighton University (SIFMA Municipal Swap +0.53%) ±	2.99	7-1-2035	2,230,000	2,227,468
Utilities revenue: 0.37%
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,343,022
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	3,823,147
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,022,041
				8,188,210
				11,316,774
Nevada: 0.12%
Miscellaneous revenue: 0.09%
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2024	150,000	143,175
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2025	180,000	166,806
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2026	225,000	202,121
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.25	6-1-2027	250,000	219,827
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2028	250,000	215,909
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2029	200,000	167,414
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.63	6-1-2030	300,000	247,333
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2031	225,000	182,955
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2033	515,000	401,189
				1,946,729
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  25

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.03%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bonds Sales Tax Anticipation Notes 144A	2.50%	6-15-2024	$ 675,000	$ 649,225
				2,595,954
New Hampshire: 0.10%
Housing revenue: 0.10%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,404,753	2,228,289
New Jersey: 4.32%
Airport revenue: 0.53%
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2025	2,750,000	2,807,360
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2026	2,130,000	2,184,147
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2027	1,675,000	1,719,595
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2027	1,000,000	1,022,357
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2028	500,000	512,758
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2023	1,665,000	1,672,367
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,786,639
				11,705,223
Education revenue: 0.61%
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2036	425,000	389,813
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2037	150,000	135,851
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2038	200,000	178,844
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2032	225,000	241,952
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2034	225,000	239,872
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2030	1,000,000	1,046,560
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2031	500,000	520,149
New Jersey EDA School Facilities Construction Refunding Notes Series I (SIFMA Municipal Swap +1.60%) ±	4.06	3-1-2028	10,000,000	10,006,102
Newark NJ Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	730,000	731,857
				13,491,000
GO revenue: 0.27%
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2027	400,000	410,114
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2029	400,000	411,922
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2031	350,000	357,752
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2033	300,000	302,770
See accompanying notes to portfolio of investments

26  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00%	4-1-2034	$ 260,000	$ 260,870
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	2,000,000	2,088,109
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2029	340,000	368,954
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2030	325,000	355,232
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2031	400,000	438,228
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2032	430,000	467,762
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2033	520,000	561,498
				6,023,211
Industrial development revenue: 0.08%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	275,000	237,639
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	1,520,000	1,523,638
				1,761,277
Miscellaneous revenue: 0.91%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	5,620,000	5,050,846
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.38	7-1-2030	9,705,000	8,790,122
New Jersey EDA School Facilities Construction Refunding Bonds Project Series I (SIFMA Municipal Swap +1.25%) ±	3.71	9-1-2025	4,500,000	4,503,685
New Jersey EDA School Facilities Construction Refunding Bonds Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,656,858
				20,001,511
Tax revenue: 0.41%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,421,352
New Jersey TTFA Transportation Program Series AA	5.00	6-15-2035	2,000,000	2,025,888
New Jersey TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,557,939
				9,005,179
Transportation revenue: 1.22%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2026	12,000,000	10,031,884
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	2,938,015
New Jersey TTFA Transportation Program Series 2013AA	5.00	6-15-2023	4,740,000	4,790,238
New Jersey TTFA Transportation System Series 2010D	5.00	12-15-2023	6,960,000	7,081,815
New Jersey TTFA Transportation System Series 2019A	5.00	12-15-2025	1,000,000	1,029,459
South Jersey Transportation Authority Transportation System Revenue Series A (BAM Insured)	5.00	11-1-2036	500,000	525,425
South Jersey Transportation Authority Transportation System Revenue Series A (BAM Insured)	5.00	11-1-2037	500,000	523,758
				26,920,594
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  27

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.29%
New Jersey EDA	2.20%	10-1-2039	$ 5,500,000	$ 4,681,305
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT New Jersey American Water Company Incorporated	1.10	11-1-2029	2,075,000	1,731,359
				6,412,664
				95,320,659
New Mexico: 0.77%
Industrial development revenue: 0.38%
Farmington NM PCR Bonds Series 4	1.80	4-1-2029	10,000,000	8,433,492
Tax revenue: 0.08%
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Series 2022 144A	3.75	5-1-2028	867,000	789,123
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Series 2022 144A	4.00	5-1-2033	1,035,000	887,011
				1,676,134
Utilities revenue: 0.31%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	6,660,000	6,846,684
				16,956,310
New York: 6.47%
Airport revenue: 1.16%
New York Transportation Development Corporation Special Facility AMT John F Kennedy International Airport Terminal 4 Project	5.00	12-1-2032	5,500,000	5,549,568
Port Authority of New York & New Jersey Consolidated Bonds 185 Series	5.00	9-1-2028	5,000,000	5,079,469
Port Authority of New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	498,468
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	13,880,000	14,481,774
				25,609,279
Education revenue: 0.53%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A 144A	3.88	4-15-2023	200,000	199,411
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	4.00	6-1-2031	650,000	588,522
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2036	525,000	498,530
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	400,000	371,095
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	2,415,000	2,071,193
See accompanying notes to portfolio of investments

28  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.76%	2-1-2027	$ 970,000	$ 932,895
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	2,850,324
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,496,347
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	180,000	173,115
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	385,308
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2030	625,000	648,310
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2037	200,000	201,053
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2042	275,000	271,604
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured) ø	2.25	10-1-2029	1,080,000	954,989
				11,642,696
GO revenue: 0.21%
Poughkeepsie City NY Refunding Bonds Public Improvement	4.00	4-15-2029	245,000	243,591
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	340,000	345,521
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2025	235,000	240,872
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2031	600,000	613,127
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,000,000	3,204,527
				4,647,638
Health revenue: 0.65%
Huntington NY Local Development Corporation Revenue Gurwin Independent Housing Incorporated	3.00	7-1-2025	1,175,000	1,128,501
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	2.53	7-1-2048	2,925,000	2,925,000
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,403,882
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,342,542
New York Dormitory Authority Revenues Non-State Supported Debt Northwell Health Obligated Group Series B-3	5.00	5-1-2048	6,000,000	6,204,286
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,375,827
				14,380,038
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  29

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.54%
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series J-2 (State of New York Mortgage Agency Insured)	1.10%	11-1-2061	$ 2,500,000	$ 2,174,811
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series K-2 (State of New York Mortgage Agency Insured) øø	1.00	11-1-2061	500,000	442,332
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.30	10-1-2022	465,000	465,000
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.40	4-1-2023	480,000	472,584
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.55	10-1-2023	760,000	736,301
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.65	4-1-2024	710,000	677,371
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.75	10-1-2024	825,000	775,421
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.88	4-1-2025	1,705,000	1,579,646
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.00	10-1-2025	2,415,000	2,211,751
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.05	4-1-2026	1,275,000	1,151,914
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.15	10-1-2026	1,335,000	1,193,573
				11,880,704
Industrial development revenue: 1.09%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	2,000,000	1,641,063
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	2.50	10-31-2031	750,000	597,738
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	4.00	10-31-2034	500,000	442,618
New York Transportation Development Corporation Special Facility AMT American Airlines Incorporated John F Kennedy International Airport Project	2.25	8-1-2026	1,625,000	1,497,990
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	11,102,841
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	9,250,000	8,881,790
				24,164,040
Miscellaneous revenue: 0.48%
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2025	1,250,000	1,282,401
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2030	1,750,000	1,863,629
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.70	11-15-2030	4,000,000	3,139,354
See accompanying notes to portfolio of investments

30  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.10%	11-15-2032	$ 5,000,000	$ 3,811,197
Western Regional Off-Track Betting Corporation 144A	3.00	12-1-2026	610,000	549,124
				10,645,705
Resource recovery revenue: 0.08%
New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporate Project	2.75	9-1-2050	2,000,000	1,868,119
Tax revenue: 0.32%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00	5-15-2045	7,900,000	7,038,771
Transportation revenue: 1.15%
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds Transportation Subordinated Series G-3 (SIFMA Municipal Swap +0.43%) ±	2.89	11-1-2031	20,000,000	19,638,368
New York Metropolitan Transportation Authority Subordinated Bond Series 2002G-1F (U.S. SOFR +0.43%) ±	2.43	11-1-2026	1,250,000	1,200,492
New York Metropolitan Transportation Authority Subordinated Bond Series A-1	5.00	11-15-2048	800,000	819,126
New York Metropolitan Transportation Authority Subordinated Bond Series C-1	5.00	11-15-2024	3,535,000	3,624,391
				25,282,377
Utilities revenue: 0.26%
Long Island Power Authority Electric System General Revenue Bonds Series B øø	0.85	9-1-2050	3,000,000	2,674,181
Long Island Power Authority Electric System General Revenue Bonds Series B	1.50	9-1-2051	3,500,000	3,120,538
				5,794,719
				142,954,086
North Carolina: 0.32%
Education revenue: 0.07%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2028	450,000	469,735
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2029	550,000	576,212
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2030	450,000	471,495
				1,517,442
Health revenue: 0.21%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	2,000,000	1,829,314
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2029	275,000	255,211
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  31

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00%	3-1-2030	$ 285,000	$ 259,911
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2031	290,000	259,929
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2036	900,000	743,037
North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes Series B1	2.55	9-1-2026	1,575,000	1,437,925
				4,785,327
Industrial development revenue: 0.04%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project	2.00	11-1-2033	850,000	818,235
				7,121,004
North Dakota: 0.87%
GO revenue: 0.48%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	994,947
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,168,304
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,235,926
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,302,845
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,367,777
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,433,444
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,497,073
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,566,240
				10,566,556
Health revenue: 0.28%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2029	1,650,000	1,723,046
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2030	1,600,000	1,672,986
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2032	2,805,000	2,876,197
				6,272,229
Miscellaneous revenue: 0.11%
Cass County ND Joint Water Resources District Refunding Bond Temporary Improvement Series A	0.48	5-1-2024	2,500,000	2,334,072
				19,172,857
Ohio: 2.35%
Airport revenue: 0.10%
Port of Greater Cincinnati Development Authority	4.38	6-15-2056	2,340,000	2,129,566
See accompanying notes to portfolio of investments

32  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.12%
Allen County OH Port Authority Economic Development Revenue Refunding Bonds University Northwestern	4.00%	12-1-2031	$ 710,000	$ 662,368
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	1,980,308
				2,642,676
Health revenue: 0.50%
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2027	615,000	641,944
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2028	650,000	679,715
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,130,980
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2034	5,460,000	5,621,151
				11,073,790
Resource recovery revenue: 0.21%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company	2.10	12-1-2027	4,930,000	4,696,528
Tax revenue: 0.30%
Akron OH Income Tax Revenue	4.00	12-1-2029	4,515,000	4,663,041
Akron OH Income Tax Revenue	4.00	12-1-2030	1,830,000	1,870,433
				6,533,474
Utilities revenue: 0.85%
American Municipal Power Ohio Incorporated Refunding Bonds	5.00	2-15-2030	2,000,000	2,170,795
American Municipal Power Ohio Incorporated Refunding Bonds	5.00	2-15-2031	1,700,000	1,854,529
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00	8-1-2049	6,355,000	6,484,742
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2009C	1.50	2-1-2026	2,000,000	1,810,478
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	7,000,000	6,408,856
				18,729,400
Water & sewer revenue: 0.27%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,009,889
				51,815,323
Oklahoma: 0.72%
Education revenue: 0.22%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2025	925,000	927,577
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	976,675
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,369,758
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  33

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00%	8-1-2028	$ 715,000	$ 713,752
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	752,610
				4,740,372
Miscellaneous revenue: 0.31%
Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00	9-1-2025	350,000	355,301
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	374,490
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,511,179
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	910,550
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	882,920
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	1,883,491
				6,917,931
Tax revenue: 0.19%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,164,979
				15,823,282
Oregon: 0.82%
Airport revenue: 0.05%
Port of Portland OR Portland International Airport AMT Series 28	5.00	7-1-2024	1,125,000	1,149,236
Health revenue: 0.77%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West	5.00	3-1-2040	9,500,000	9,496,732
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,900,000	1,632,402
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2025	400,000	411,928
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2026	125,000	129,798
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2027	300,000	311,187
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	1,750,000	1,781,089
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2036	1,220,000	1,077,237
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2046	1,540,000	1,247,719
YamHill County OR Hospital Authority Friendsview Series B2	2.13	11-15-2027	1,000,000	882,450
				16,970,542
				18,119,778
See accompanying notes to portfolio of investments

34  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 4.82%
Airport revenue: 0.67%
Allegheny County PA Airport Authority AMT Series A	5.00%	1-1-2029	$ 4,000,000	$ 4,165,384
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2030	3,000,000	3,137,093
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2031	2,250,000	2,354,141
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2033	5,000,000	5,159,440
				14,816,058
Education revenue: 0.75%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,485,000	1,425,101
Chester County PA IDA Avon Grove Charter School Project Series 2022 144A	5.00	10-15-2032	3,025,000	2,934,448
Chester County PA IDA Collegium Charter School Project Series 2017A	3.70	10-15-2022	400,000	399,867
Lehigh County General Purpose Authority Charter School Lehigh Valley Academy Regional Charter School Series 2022	4.00	6-1-2030	1,175,000	1,121,063
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program	2.00	11-1-2035	3,000,000	2,996,236
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,561,372
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	600,000	620,199
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2030	800,000	828,747
Philadelphia PA IDA Charter School Project Series 2016A	4.50	8-1-2026	1,830,000	1,816,069
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,200,000	1,204,884
Philadelphia PA IDA Independence Charter School West Project Series 2019	4.00	6-15-2029	350,000	325,541
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	140,000	142,435
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2029	245,000	259,448
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2030	395,000	420,420
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2031	485,000	517,393
				16,573,223
GO revenue: 1.13%
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2022	340,000	340,658
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,042,881
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	795,153
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,005,667
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	1,969,851
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,083,523
Laurel Highlands PA School District (BAM Insured)	3.00	2-1-2030	675,000	636,508
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  35

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Laurel Highlands PA School District (BAM Insured)	4.00%	2-1-2027	$ 980,000	$ 1,002,009
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,186,269
Philadelphia PA School District Series 2019A	5.00	9-1-2030	2,500,000	2,625,900
Philadelphia PA School District Series 2019A	5.00	9-1-2031	2,500,000	2,615,292
Scranton PA School District Series A	5.00	6-1-2024	750,000	767,875
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,038,290
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	681,930
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	739,203
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,360,127
				24,891,136
Health revenue: 0.66%
Berks County PA Municipal Authority Tower Health Project Series B1	5.00	2-1-2040	6,000,000	5,627,835
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2026	1,350,000	1,367,039
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2028	1,500,000	1,516,840
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2031	1,120,000	1,120,630
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2032	955,000	940,423
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	728,525
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,311,547
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2031	430,000	392,110
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2037	345,000	293,795
Westmoreland County PA IDA Health System Revenue Excela Health Project Series A	5.00	7-1-2027	1,200,000	1,237,095
				14,535,839
Housing revenue: 0.39%
East Hempfield Township Pennsylvania Industrial Development Student Services Incorporate Student Housing	5.00	7-1-2025	790,000	813,041
Pennsylvania Housing Finance Agency MFHR Sherman Hills Series 2022 (Department of Housing and Urban Development Insured)	1.25	2-1-2025	7,000,000	6,758,733
Pennsylvania Housing Finance Agency Single Family Mortgage AMT Series 128A	4.75	4-1-2033	1,015,000	1,020,002
				8,591,776
Miscellaneous revenue: 0.09%
Delaware Valley Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	1,947,884
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	147,948
				2,095,832
Resource recovery revenue: 0.59%
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series 2019A	1.75	8-1-2038	13,500,000	12,972,523
See accompanying notes to portfolio of investments

36  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.10%
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds Series 2022	5.00%	5-1-2029	$ 500,000	$ 518,641
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds Series 2022	5.00	5-1-2030	500,000	519,584
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds Series 2022	5.00	5-1-2031	550,000	570,990
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds Series 2022	5.00	5-1-2032	600,000	622,102
				2,231,317
Transportation revenue: 0.13%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	583,649
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	604,136
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	418,487
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	434,179
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	447,457
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	465,189
				2,953,097
Water & sewer revenue: 0.31%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	2,809,826
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	3.11	9-1-2040	4,000,000	4,001,052
				6,810,878
				106,471,679
Puerto Rico: 0.18%
Water & sewer revenue: 0.18%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00	7-1-2023	4,000,000	3,985,400
Rhode Island: 0.13%
GO revenue: 0.08%
Providence RI Refunding Bonds Series A	5.00	1-15-2023	425,000	426,737
Providence RI Refunding Bonds Series A	5.00	1-15-2024	400,000	406,660
Providence RI Refunding Bonds Series A	5.00	1-15-2025	450,000	463,939
Providence RI Refunding Bonds Series A	5.00	1-15-2026	450,000	468,476
				1,765,812
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,025
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  37

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.05%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00%	9-15-2023	$ 1,000,000	$ 1,005,816
				2,786,653
South Carolina: 0.23%
Education revenue: 0.01%
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	5.75	11-1-2023	145,000	147,078
Miscellaneous revenue: 0.02%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	400,169
Resource recovery revenue: 0.07%
South Carolina Jobs EDA	8.00	12-6-2029	260,000	210,904
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A	5.25	2-1-2027	3,310,000	1,324,000
				1,534,904
Utilities revenue: 0.13%
South Carolina Public Service Authority Revenue Refunding Bonds and Improvement Series A	5.00	12-1-2031	2,850,000	2,982,312
				5,064,463
South Dakota: 0.35%
Health revenue: 0.35%
South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	7,843,161
Tennessee: 1.11%
Housing revenue: 0.35%
Metropolitan Government Nashville & Davidson County TN Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,000,000	7,776,226
Utilities revenue: 0.76%
Tennergy Corporation Tennessee Gas Series A	4.00	12-1-2051	1,190,000	1,153,114
Tennessee Energy Acquisition Corporation Gas Project Series 2006B	5.63	9-1-2026	925,000	966,605
Tennessee Energy Acquisition Corporation Gas Project Series 2017A	4.00	5-1-2048	12,390,000	12,382,044
Tennessee Energy Acquisition Corporation Gas Project Series 2018	4.00	11-1-2049	2,210,000	2,188,011
				16,689,774
				24,466,000
Texas: 6.21%
Airport revenue: 0.65%
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2024	4,000,000	4,129,719
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,125,000	3,138,824
See accompanying notes to portfolio of investments

38  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00%	8-15-2023	$ 690,000	$ 700,649
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2024	725,000	744,931
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2027	835,000	888,113
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2028	880,000	945,821
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2029	920,000	996,244
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2030	970,000	1,057,315
Houston TX Airport System Revenue Refunding Bonds AMT Special Facilities United	5.00	7-1-2027	1,750,000	1,757,026
				14,358,642
Education revenue: 1.53%
Alamo TX Community College District Various Financing System	1.70	11-1-2042	435,000	413,952
Arlington TX Higher Education Finance Corporation 144A	4.50	6-15-2056	1,500,000	1,423,876
Arlington TX Higher Education Finance Corporation 144A	5.00	2-15-2032	500,000	474,491
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2029	300,000	302,514
Arlington TX Higher Education Finance Corporation Education Series A	4.00	8-15-2029	80,000	73,946
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2030	305,000	308,761
Arlington TX Higher Education Finance Corporation Education Series A	4.00	8-15-2030	85,000	77,554
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2031	315,000	317,011
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2031	1,240,000	1,089,891
Arlington TX Higher Education Finance Corporation Education Series A	4.00	8-15-2031	80,000	71,979
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2023	155,000	155,798
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2024	195,000	196,471
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2025	205,000	206,400
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2026	200,000	200,894
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2027	205,000	205,338
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2028	75,000	74,694
Austin TX Community College District Series A	4.00	2-1-2023	320,000	321,022
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2029	315,000	331,900
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2030	385,000	405,662
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2031	435,000	456,580
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2032	515,000	538,327
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  39

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00%	3-1-2029	$ 2,150,000	$ 2,182,862
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	5,400,000	5,384,690
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	6,602,849
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	1,965,000	1,920,659
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2028	1,635,000	1,663,647
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2029	1,015,000	1,032,214
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2030	2,040,000	2,069,218
New Hope TX Cultural Education Facilities Finance Corporation Education Cumberland Academy Incorporated Series 2020A 144A	4.00	8-15-2030	1,735,000	1,597,699
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2029	650,000	669,791
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2030	870,000	896,635
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2031	220,000	226,532
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2032	460,000	468,905
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2033	710,000	718,621
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2034	500,000	500,309
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2035	290,000	287,456
				33,869,148
GO revenue: 1.16%
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,404,191
Fort Bend TX Independent School District Various Refunding Series B øø	0.72	8-1-2051	1,290,000	1,149,431
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,001,333
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,660,754
Harris County TX Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	2,870,000	2,706,523
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,602,677
Northside Texas Independent School District School Building Bond Series 2018	2.75	8-1-2048	11,275,000	11,198,773
Northwest Texas Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	1,814,553
				25,538,235
Health revenue: 0.30%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A øø	0.90	5-15-2050	1,500,000	1,359,695
See accompanying notes to portfolio of investments

40  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
New Hope TX Cultural Education Facilities Finance Corporation Hospital Children's Health System of Texas Obligated Group Series 2017A	5.00%	8-15-2024	$ 1,000,000	$ 1,028,220
New Hope TX Cultural Education Facilities Finance Corporation Hospital Children's Health System of Texas Obligated Group Series 2017A	5.00	8-15-2026	2,000,000	2,107,545
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facility Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,565,948
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue MRC Stevenson Oaks Project	3.00	11-15-2026	620,000	586,301
				6,647,709
Housing revenue: 0.11%
New Hope TX Cultural Education Facilities Finance Corporation Collegiate Housing Tarleton State University Project Series 2015A	5.00	4-1-2025	480,000	498,609
New Hope TX Cultural Education Facilities Finance Corporation Stephenville LLC Tarleton State University Project Series 2013A	5.38	4-1-2028	1,845,000	1,864,522
				2,363,131
Industrial development revenue: 0.24%
Brazoria County TX Industrial Development Corporation Solid Waste Disposal Facilities Aleon Renewable Metals LLC 144A	10.00	6-1-2042	3,000,000	2,937,368
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.50	1-1-2030	800,000	644,410
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.63	1-1-2031	800,000	632,240
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.75	1-1-2036	1,500,000	1,068,784
				5,282,802
Miscellaneous revenue: 0.40%
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project	5.00	5-15-2028	1,845,000	1,887,590
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,082,122
Wise County TX Parker County Junior College District Project	5.00	8-15-2025	505,000	522,662
Wise County TX Parker County Junior College District Project	5.00	8-15-2028	1,630,000	1,710,896
Wise County TX Parker County Junior College District Project	5.00	8-15-2031	680,000	719,366
Wise County TX Parker County Junior College District Project	5.00	8-15-2034	980,000	1,019,801
				8,942,437
Transportation revenue: 0.40%
Central Texas Regional Mobility Authority Revenue Senior Lien Series A	5.00	1-1-2023	500,000	501,567
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,000,000	2,033,866
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  41

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	5.00%	8-15-2026	$ 1,280,000	$ 1,340,689
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2030	1,000,000	1,022,141
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2032	1,000,000	1,010,149
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2033	3,000,000	3,013,515
				8,921,927
Utilities revenue: 0.64%
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured)	5.00	5-15-2029	1,745,000	1,905,615
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured)	5.00	5-15-2030	990,000	1,087,897
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2018	2.75	2-1-2048	6,000,000	5,996,647
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	4,250,000	4,000,606
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2024	1,100,000	1,114,308
				14,105,073
Water & sewer revenue: 0.78%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	16,225,000	17,185,687
				137,214,791
Utah: 0.47%
Airport revenue: 0.18%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,041,241
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	2,791,796
				3,833,037
Education revenue: 0.06%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	3.25	6-15-2031	540,000	455,200
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	915,000	874,036
				1,329,236
Miscellaneous revenue: 0.23%
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2024	1,000,000	987,126
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2026	1,000,000	966,239
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2028	1,000,000	940,851
See accompanying notes to portfolio of investments

42  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00%	8-1-2029	$ 580,000	$ 536,980
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2030	680,000	619,788
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,500,000	1,101,768
				5,152,752
				10,315,025
Vermont: 0.12%
Education revenue: 0.05%
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,213,548
Housing revenue: 0.07%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,505,000	1,473,363
				2,686,911
Virginia: 1.30%
Education revenue: 0.05%
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2029	330,000	336,201
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2030	350,000	355,434
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2031	300,000	302,946
				994,581
Health revenue: 0.03%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	600,264
Transportation revenue: 0.74%
Toll Road Investors Partnership II LP Series 1999-B 144A¤	0.00	2-15-2029	10,000,000	6,568,707
Virginia SBA Financing Senior Lien Elizabeth River Crossings OpCo LLC Project Series 2022	4.00	7-1-2029	1,750,000	1,697,199
Virginia SBA Financing Senior Lien Elizabeth River Crossings OpCo LLC Project Series 2022	4.00	7-1-2030	2,000,000	1,923,132
Virginia SBA Financing Senior Lien Revenue Refunding Bonds 95 Express Lane LLC Project AMT Series 2022	5.00	1-1-2032	3,225,000	3,305,712
Virginia SBA Financing Senior Lien Revenue Refunding Bonds 95 Express Lane LLC Project AMT Series 2022	5.00	7-1-2032	2,800,000	2,864,155
				16,358,905
Utilities revenue: 0.48%
Chesapeake VA EDA Pollution Control Electric & Power Company Series 2008A	1.90	2-1-2032	4,250,000	4,200,524
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  43

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Louisa VA IDA PCR Bonds Virginia Electric and Power Company Project Series 2008C	1.65%	11-1-2035	$ 2,000,000	$ 1,931,015
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond Virginia Electric & Power Company Project Series A øø	0.75	10-1-2040	5,000,000	4,571,499
				10,703,038
				28,656,788
Washington: 2.05%
Airport revenue: 0.09%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	2,030,000	2,060,654
GO revenue: 0.18%
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2028	1,500,000	1,634,470
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2029	1,000,000	1,103,197
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2030	1,150,000	1,279,618
				4,017,285
Health revenue: 0.93%
Skagit County WA Public Hospital District Refunding Bonds and Improvement Skagit Regional Health	5.00	12-1-2029	3,975,000	4,072,903
Washington HCFR Authority Catholic Health Initiatives Series 2013B-2 (SIFMA Municipal Swap +1.40%) ±	3.86	1-1-2035	11,000,000	11,055,327
Washington HCFR Authority CommonSpirit Health Series 2019B-3	5.00	8-1-2049	3,000,000	3,074,578
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,500,000	1,335,201
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	876,208
				20,414,217
Housing revenue: 0.63%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.00	10-1-2033	600,000	474,204
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.13	10-1-2036	2,000,000	1,486,963
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2029	225,000	229,179
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2030	200,000	200,167
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2031	290,000	288,730
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,828,053
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,189,897
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,703,306
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	1,797,637
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	4,805,657
				14,003,793
See accompanying notes to portfolio of investments

44  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.09%
Central Puget Sound Washington Regional Refunding & Improvement Series S-1	5.00%	11-1-2036	$ 1,000,000	$ 1,053,042
Central Puget Sound Washington Regional Refunding & Improvement Series S-1	5.00	11-1-2050	810,000	852,964
				1,906,006
Utilities revenue: 0.13%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	2.71	5-1-2045	3,000,000	2,919,966
				45,321,921
West Virginia: 0.45%
Education revenue: 0.05%
West Virginia University Revenues Refunding Bonds West Virginia University Projects Series B	5.00	10-1-2041	1,000,000	1,057,717
Tax revenue: 0.14%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	4.13	6-1-2043	900,000	765,114
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	2,490,000	2,433,628
				3,198,742
Utilities revenue: 0.22%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bonds Wheeling Power Company Mitchell Project Series 2013A	3.00	6-1-2037	5,245,000	4,807,471
Water & sewer revenue: 0.04%
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2024	400,000	396,140
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2025	400,000	393,287
				789,427
				9,853,357
Wisconsin: 3.10%
Education revenue: 0.28%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	870,000	809,698
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	220,000	221,215
Pine Lake WI PFA Pine Lake Preparatory School Series 2015 144A	4.35	3-1-2025	1,130,000	1,113,148
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	610,471
Wisconsin PFA Conference Center & Hotel Revenue Foundation of The University of North Carolina at Charlotte Incorporated Series A 144A	4.00	9-1-2036	1,000,000	830,950
Wisconsin PFA Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	905,000	829,266
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  45

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin PFA Educational Facility Revenue Estancia Valley Classical Academy Project Series A 144A	4.00%	7-1-2031	$ 1,150,000	$ 988,850
Wisconsin PFA Revenue Refunding Bonds Roseman University of Health Sciences Project Series 2022 144A	4.00	4-1-2032	900,000	803,664
				6,207,262
GO revenue: 0.95%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	1,876,486
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,024,695
Wisconsin Series B	5.00	5-1-2031	12,230,000	12,852,141
Wisconsin Series B	5.00	5-1-2034	5,000,000	5,157,342
				20,910,664
Health revenue: 0.68%
Entrance Fee Principal PFA Searstone Project Series B-2 144A	2.25	6-1-2027	1,840,000	1,626,335
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	757,032
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,192,365
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	629,134
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	3,000,000	3,075,373
Wisconsin HEFA St. Camillus Health System Incorporated	2.25	11-1-2026	310,000	294,718
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	366,616
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	455,391
Wisconsin HEFA St. John's Community Incorporated Project	4.00	9-15-2029	895,000	845,004
Wisconsin PFA Hospital Revenue Carson Valley Medical Center Series A	4.00	12-1-2031	700,000	643,937
Wisconsin PFA Revenue Providence St. Joseph Health Obligated Group Series C	4.00	10-1-2041	3,000,000	2,974,143
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	182,199
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	182,674
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	287,060
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	358,729
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	561,268
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	579,279
				15,011,257
Industrial development revenue: 0.27%
Wisconsin PFA Grand Hyatt San Antonio Hotel Acquisition Project Series 2022A	3.75	2-1-2032	850,000	752,423
Wisconsin PFA Series 2022A 144A	5.50	2-1-2042	5,950,000	5,276,433
				6,028,856
Miscellaneous revenue: 0.14%
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,163,973
See accompanying notes to portfolio of investments

46  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.69%
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D (AGM Insured) ¤	0.00%	12-15-2028	$ 260,000	$ 203,197
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D (AGM Insured) ¤	0.00	12-15-2029	390,000	291,483
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D (AGM Insured) ¤	0.00	12-15-2030	550,000	391,433
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2029	1,050,000	779,247
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2031	1,350,000	903,839
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	12,643,685
				15,212,884
Water & sewer revenue: 0.09%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00	6-1-2023	310,000	313,749
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,569,048
				1,882,797
				68,417,693
Total Municipal obligations (Cost $2,265,320,094)				2,128,593,006

		Yield	Shares
Short-term investments: 2.62%
Investment companies: 2.62%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		2.10	57,849,370	57,884,079
Total Short-term investments (Cost $57,884,079)				57,884,079
Total investments in securities (Cost $2,323,204,173)	99.03%			2,186,477,085
Other assets and liabilities, net	0.97			21,523,744
Total net assets	100.00%			$2,208,000,829

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  47

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBA	Small Business Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$63,253,150	$195,956,124	$(201,325,195)	$2,123	$(2,123)	$57,884,079	57,849,370	$165,777
See accompanying notes to portfolio of investments

48  |  Allspring Strategic Municipal Bond Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$2,128,593,006	$0	$2,128,593,006
Short-term investments
Investment companies	57,884,079	0	0	57,884,079
Total assets	$57,884,079	$2,128,593,006	$0	$2,186,477,085
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Strategic Municipal Bond Fund  |  49